Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2017
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Events After the Balance Sheet Date

40. EVENTS AFTER THE BALANCE SHEET DATE

There have been no significant events between 31 December 2017 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.